Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2020	2021

	(US$ thousand)

Accrued salary and social welfare costs	$14,008	$26,994
Liability classified awards for share-based compensation (Note 15)	3,950	5,852
Payable for long-term investments	—	5,490
Payables for acquisition (Note 3)	2,000	4,603
Payables for compensation costs in relation to an acquisition	—	3,500
Payables for def er red financing cost s	—	2,234
Accrued professional service fees	988	992
Accrued staff reimbursements	508	678
Accrued office expense	428	668
Accrued recruitment service fees	299	392
Accrued advertising and marketing fees	567	342
Share option deposit held on behalf of employees	262	134
Accrued rental fees	237	—
Others	679	1,155

	$23,926	$53,034